CORPORATE INFORMATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Corporate Information and Nature of Operations	Corporate Information and Nature of Operations
IAMGOLD Corporation (“IAMGOLD” or the "Company”) is a corporation governed by the Canada Business Corporations Act whose shares are publicly traded on the New York Stock Exchange (NYSE:IAG) and the Toronto Stock Exchange (TSX:IMG). The address of the Company’s registered office is 150 King Street West, Suite 2200, Toronto, Ontario, Canada, M5H 1J9.
The Company has two operating mines: Essakane (Burkina Faso) and Westwood (Canada), and is building the large-scale, long life Côté Gold project (Canada) with production planned to commence in March 2024. The Company has an established portfolio of early stage and advanced exploration projects within high potential mining districts in the Americas. On October 18, 2022 the Company entered into a definitive agreement to sell its interests in Rosebel (Suriname) and the transaction closed on January 31, 2023. Rosebel has been accounted for as an asset held for sale until derecognition on January 31, 2023 and discontinued operation for one month ended January 31, 2023 (note 5). On December 20, 2022 the Company entered into definitive agreements to sell its interest in its development and exploration assets in West Africa (the "Bambouk assets") and some of the transactions closed on April 25, 2023. The remaining two transactions are expected to close in 2024. The remaining Bambouk assets are accounted for as assets held for sale until derecognition (note 6).
The Company is currently incurring significant cash expenditures on the Côté Gold project. The Company intends to use its cash and cash equivalents, undrawn amounts under its revolving credit facility and the remaining anticipated proceeds from the sale of the Bambouk assets in West Africa to fund the remaining expenditures of the Côté Gold project during completion of construction, commissioning and ramp up of production.